MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND            Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 1999               New York, New York 10048

DEAR SHAREHOLDER:

The six-month period ended March 31, 1999, saw U.S. equity markets rally to record highs amid continued global economic uncertainty. During this period the Standard & Poor's 500 Composite Stock Price Index (S&P 500) gained 27.32 percent, led by surging growth and technology stocks. Solid corporate earnings results, combined with low inflation, unemployment and interest rates, bolstered investor confidence and helped the market rebound from its late-summer correction.

PERFORMANCE

For the six-month period ended March 31, 1999, Morgan Stanley Dean Witter Income Builder Fund's Class B shares produced a total return of 8.01 percent, compared to 13.33 percent for the Lipper Equity Income Funds Index and 27.32 percent for the S&P 500. During the same period, the Fund's Class A, C and D shares posted total returns of 8.43 percent, 8.01 percent and 8.55 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

We believe that the Fund's underperformance relative to the Lipper Equity Income Funds Index was largely due to its lack of exposure to high-technology stocks, an underweighting in the financial sector and its exposure to convertible securities and real estate investment trusts (REITs). High-technology stocks generally pay little if any dividends and therefore are not included in the portfolio. The Fund's primary investment objective is to provide reasonable current income. While the Fund's tilt toward yield may have dampened its relative performance, this same emphasis on income provided significant stability during the volatile markets of the past year.

The Fund's fixed-income portion is structured to provide maximum current income while minimizing exposure to interest-rate movements. This portion of the Fund performed as expected and helped reduce volatility during the year. The Fund's convertible portion underperformed

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND the broader equity market during the period primarily due to its focus on the issues of small- and mid-cap companies, which lagged large caps. The Fund's focus on income-producing convertible securities also played a role in its relative underperformance as equity-sensitive convertibles outperformed yield-oriented issues. Credit concerns abated somewhat during the period as spreads remained stable, but a lack of liquidity continued to plague small-cap convertibles. However, the strong performance of several individual issues, boosted by increasing merger and acquisition activity, helped mitigate these weaknesses.

Real estate investment trusts (REITs) continued their poor performance during the period under review, due to persistent concerns over industry fundamentals and investors' continued preference for growth and technology stocks. We believe, however, that high dividend yields and stock prices that are depressed below underlying real estate values make the REIT market attractively valued. The Fund dedicates 10 percent of its net assets to REITs, split between common stocks and convertible securities.

On March 31, 1999, the Fund's large-capitalization stock segment was relatively fully invested, as it has been since the Fund's inception. Portfolio transactions during the period included the sale of Aegon N.V., Cyprus Amax Minerals, New England Electric Systems and Providian Financial, and the purchases of Conseco, Consolidated Natural Gas and Tidewater. At the end of the fiscal year the Fund was invested in 48 common stocks spread among 23 industry groups.

The target asset mix of the portfolio is 40 percent large-capitalization common stocks, 30 percent convertible securities, 10 percent investment-grade fixed income, 10 percent high-yield bonds, and 10 percent REITs.

LOOKING AHEAD

Going forward, we believe that the outlook for the financial markets and the economy is favorable. We believe the small-cap convertible market remains highly attractive from a risk/reward perspective and that the Fund is well positioned to take part in the appreciation of the underlying equities. We continue to focus on this sector going forward and remain positive on the prospects for small-cap convertibles over the long term.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

We appreciate your ongoing support of Morgan Stanley Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO                         /S/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                                    President

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited)

NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            COMMON STOCKS (45.4%)
            Accident & Health Insurance (0.8%)
 104,000    Torchmark Corp. ..........................................  $ 3,289,000
                                                                        -----------

            Apparel (0.7%)
 137,000    Kellwood Co. .............................................    3,022,562
                                                                        -----------

            Auto Parts: O.E.M. (1.7%)
  89,500    Dana Corp. ...............................................    3,401,000
  54,500    Johnson Controls, Inc. ...................................    3,399,437
                                                                        -----------
                                                                          6,800,437
                                                                        -----------
            Building Materials (0.8%)
  77,400    Vulcan Materials Co. .....................................    3,197,587
                                                                        -----------

            Building Products (0.8%)
  69,500    Armstrong World Industries, Inc. .........................    3,140,531
                                                                        -----------

            Clothing/Shoe/Accessory Stores (0.9%)
  92,500    Limited (The), Inc. ......................................    3,665,312
                                                                        -----------

            Consumer Electronics/Appliances (0.9%)
  67,500    Whirlpool Corp. ..........................................    3,670,312
                                                                        -----------

            Consumer Sundries (0.9%)
 138,000    American Greetings Corp. (Class A)........................    3,501,750
                                                                        -----------

            Containers/Packaging (0.9%)
 121,000    Crown Cork & Seal Co., Inc. ..............................    3,456,062
                                                                        -----------

            Electric Utilities (2.5%)
  92,000    Public Service Enterprise Group, Inc. ....................    3,513,250
 122,000    Reliant Energy, Inc. .....................................    3,179,625
 155,000    TECO Energy, Inc. ........................................    3,080,625
                                                                        -----------
                                                                          9,773,500
                                                                        -----------
            Electronic Data Processing (0.1%)
   7,816    Unisys Corp...............................................      216,405
                                                                        -----------

            Finance Companies (2.5%)
  75,000    Associates First Capital Corp. (Class A)..................    3,375,000
  48,500    Fannie Mae................................................    3,358,625
  78,000    SLM Holding Corp. ........................................    3,256,500
                                                                        -----------
                                                                          9,990,125
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Food Distributors (0.8%)
 148,000    Supervalu, Inc. ..........................................  $ 3,052,500
                                                                        -----------

            Home Building (0.8%)
 113,000    Fleetwood Enterprises, Inc. ..............................    3,234,625
                                                                        -----------

            Investment Managers (0.1%)
   5,121    Waddell & Reed Financial, Inc. (Class A)..................      104,980
  22,041    Waddell & Reed Financial, Inc. (Class B)..................      438,065
                                                                        -----------
                                                                            543,045
                                                                        -----------
            Life Insurance (1.6%)
  97,000    Conseco, Inc. ............................................    2,994,875
  47,500    Jefferson-Pilot Corp. ....................................    3,218,125
                                                                        -----------
                                                                          6,213,000
                                                                        -----------
            Major Banks (0.8%)
 106,500    KeyCorp...................................................    3,228,281
                                                                        -----------

            Major Chemicals (2.5%)
  36,000    Dow Chemical Co. .........................................    3,354,750
 126,000    Hercules, Inc. ...........................................    3,181,500
 101,500    Rohm & Haas Co. ..........................................    3,406,594
                                                                        -----------
                                                                          9,942,844
                                                                        -----------
            Major Pharmaceuticals (0.8%)
  60,500    Schering-Plough Corp. ....................................    3,346,406
                                                                        -----------

            Major U.S. Telecommunications (3.3%)
  41,500    AT&T Corp. ...............................................    3,312,219
  62,000    Bell Atlantic Corp. ......................................    3,204,625
  55,000    GTE Corp. ................................................    3,327,500
  60,000    U.S. West, Inc. ..........................................    3,303,750
                                                                        -----------
                                                                         13,148,094
                                                                        -----------
            Marine Transportation (0.9%)
 135,000    Tidewater, Inc. ..........................................    3,493,125
                                                                        -----------

            Meat/Poultry/Fish (0.8%)
  95,000    Hormel Foods Corp. .......................................    3,384,375
                                                                        -----------

            Mid-Sized Banks (1.7%)
 175,000    First Security Corp. .....................................    3,368,750
  88,500    First Tennessee National Corp. ...........................    3,241,312
                                                                        -----------
                                                                          6,610,062
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Motor Vehicles (2.5%)
  37,000    DaimlerChrysler AG (Germany)..............................  $ 3,175,063
  60,000    Ford Motor Co. ...........................................    3,405,000
  39,300    General Motors Corp. .....................................    3,414,188
                                                                        -----------
                                                                          9,994,251
                                                                        -----------
            Multi-Line Insurance (0.9%)
  35,500    Lincoln National Corp. ...................................    3,510,063
                                                                        -----------

            Multi-Sector Companies (0.8%)
 114,000    Tenneco, Inc. ............................................    3,184,875
                                                                        -----------

            Newspapers (0.5%)
 136,344    Hollinger International, Inc. (Class A)...................    1,849,166
                                                                        -----------

            Oil Refining/Marketing (0.8%)
  77,000    Ashland, Inc. ............................................    3,152,188
                                                                        -----------

            Paints/Coatings (0.8%)
  62,000    PPG Industries, Inc. .....................................    3,177,500
                                                                        -----------

            Real Estate Investment Trusts (5.0%)
   3,700    Boykin Lodging Co. .......................................       44,400
  50,000    Camden Property Trust.....................................    1,237,500
 120,000    Equity One, Inc. .........................................    1,042,500
  50,000    First Industrial Realty Trust, Inc. ......................    1,196,875
  84,250    Healthcare Realty Trust, Inc. ............................    1,600,750
  91,500    LTC Properties, Inc.......................................    1,120,875
  75,000    Meditrust Corp. ..........................................      932,813
  92,377    MeriStar Hospitality Corp. ...............................    1,680,107
 200,000    Mid-Atlantic Realty Trust.................................    2,050,000
 145,000    Reckson Associates Realty Corp. ..........................    2,981,563
 283,800    Sunstone Hotel Investors, Inc. ...........................    2,039,813
  93,800    Tanger Factory Outlet Centers, Inc. ......................    1,793,925
  85,000    TriNet Corporate Reality Trust, Inc. .....................    2,156,875
                                                                        -----------
                                                                         19,877,996
                                                                        -----------
            Savings & Loan Associations (2.5%)
 132,500    TCF Financial Corp. ......................................    3,445,000
 152,900    Washington Federal, Inc. .................................    3,210,900
  79,000    Washington Mutual, Inc. ..................................    3,229,125
                                                                        -----------
                                                                          9,885,025
                                                                        -----------
            Services to the Health Industry (0.0%)
   9,150    LTC Healthcare, Inc. .....................................       18,872
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Smaller Banks (0.8%)
  59,000    Wilmington Trust Corp. ...................................  $ 3,370,375
                                                                        -----------

            Steel/Iron Ore (0.8%)
 140,000    USX-U.S. Steel Group......................................    3,290,000
                                                                        -----------

            Telecommunications Equipment (0.8%)
  64,500    Consolidated Natural Gas Co. .............................    3,140,344
                                                                        -----------

            Tobacco (1.6%)
  89,500    Philip Morris Companies, Inc. ............................    3,149,281
 122,000    UST, Inc. ................................................    3,187,250
                                                                        -----------
                                                                          6,336,531
                                                                        -----------
            TOTAL COMMON STOCKS
            (Identified Cost $178,883,452)............................  180,707,126
                                                                        -----------

            CONVERTIBLE PREFERRED STOCKS (21.6%)
            Apparel (0.3%)
  30,500    Warnaco Group, Inc. $3.00.................................    1,090,375
                                                                        -----------

            Auto Parts: O.E.M. (0.5%)
  94,000    BTI Capital Trust $3.25 - 144A*...........................      834,250
  68,500    Walbro Capital Trust $2.00................................    1,215,875
                                                                        -----------
                                                                          2,050,125
                                                                        -----------
            Books/Magazines (1.0%)
 130,000    Reader's Digest Association, Inc $1.93....................    3,916,250
                                                                        -----------

            Broadcasting (1.1%)
 109,700    Metromedia International Group, Inc. $3.63................    2,934,475
 145,000    Triathlon Broadcasting Co. $0.95..........................    1,522,500
                                                                        -----------
                                                                          4,456,975
                                                                        -----------
            Cable Television (1.4%)
  32,800    EchoStar Communications Corp. (Series C) $3.38............    5,477,600
                                                                        -----------

            Computers Software (1.0%)
  42,000    Microsoft Corp. (Series A) $2.196.........................    4,131,750
                                                                        -----------

            Electronic Data Processing (0.7%)
  52,268    Unisys Corp. (Series A) $3.75.............................    2,711,402
                                                                        -----------

            Home Furnishings (1.0%)
  67,200    Newell Financial Trust I $2.63............................    3,801,370
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            International Banks (2.1%)
 144,300    National Australia Bank, Ltd. $1.97 (Australia)
            (Units)++.................................................  $ 4,518,394
 111,500    WBK Strypes Trust $3.14...................................    3,804,937
                                                                        -----------
                                                                          8,323,331
                                                                        -----------
            Investment Bankers/Brokers/Services (0.8%)
  90,000    Merrill Lynch & Co., Inc. $2.39 (exchangeable into IMC
               Global, Inc. common stock).............................    2,025,000
  15,800    Merrill Lynch & Co., Inc. $4.087 (exchangeable into
               SunAmerica, Inc. common stock).........................    1,169,200
                                                                        -----------
                                                                          3,194,200
                                                                        -----------
            Life Insurance (0.4%)
  68,000    AmerUs Life Holdings, Inc. $2.21..........................    1,640,500
                                                                        -----------

            Machinery (0.7%)
 117,000    Ingersoll-Rand Co. $1.688.................................    2,954,250
                                                                        -----------

            Movies/Entertainment (0.9%)
  50,000    Premier Parks, Inc. $4.05.................................    3,475,000
                                                                        -----------

            Oil Refining/Marketing (1.0%)
 200,000    Tesoro Petroleum Corp. $1.16..............................    2,387,500
 165,000    USX Corp. $1.44...........................................    1,681,020
                                                                        -----------
                                                                          4,068,520
                                                                        -----------
            Other Consumer Services (0.7%)
 100,000    Cendant Corp. $3.75.......................................    2,881,250
                                                                        -----------

            Package Goods/Cosmetics (1.5%)
  72,000    Estee Lauder Co. $3.80....................................    6,012,000
                                                                        -----------

            Property - Casualty Insurers (0.5%)
 210,000    Philadelphia Consolidated Holding Co. $0.70...............    1,837,500
                                                                        -----------

            Railroads (1.0%)
  75,000    Union Pacific Capital Trust $3.13 - 144A*.................    3,807,450
                                                                        -----------

            Real Estate Investment Trusts (2.3%)
  50,000    Apartment Investment & Management Co. $2.00...............    1,200,000
 113,000    Equity Residential Properties Trust (Series J) $2.15......    2,938,000
 101,090    FelCor Lodging Trust, Inc. (Series A) $1.95...............    2,135,526
 140,000    SL Green Realty Corp. $2.00...............................    2,870,000
                                                                        -----------
                                                                          9,143,526
                                                                        -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


NUMBER OF
 SHARES                                                                    VALUE
------------------------------------------------------------------------------------
            Smaller Banks (0.9%)
 145,000    CNB Capital Trust I $1.50.................................  $ 3,733,750
                                                                        -----------

            Telecommunications Equipment (1.0%)
  44,100    Loral Space & Communications Ltd. $3.00 - 144A*
            (Bermuda).................................................    1,990,013
  47,000    Loral Space & Communications Ltd. (Series C) $3.00
            (Bermuda).................................................    2,120,875
                                                                        -----------
                                                                          4,110,888
                                                                        -----------
            Unregulated Power Generation (0.8%)
  70,000    CalEnergy Capital Trust III $3.25.........................    3,132,500
                                                                        -----------

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Identified Cost $92,515,146).............................   85,950,512
                                                                        -----------

PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE
---------                                          -------   ---------
            CORPORATE BONDS (32.2%)
            CONVERTIBLE BONDS (10.4%)
            Assisted Living Services (1.0%)
 $ 2,820    American Retirement Corp. ...........     5.75%  10/01/02      2,354,700
   2,470    Emeritus Corp. - 144A*...............     6.25   01/01/06      1,701,212
                                                                         -----------
                                                                           4,055,912
                                                                         -----------
            Auto Parts (0.6%)
   3,000    MascoTech, Inc. .....................     4.50   12/15/03      2,340,000
                                                                         -----------

            Cellular Telephone (0.9%)
   7,850    U.S. Cellular Corp. .................     0.00   06/15/15      3,588,392
                                                                         -----------

            Clothing/Shoe/Accessory Stores (0.7%)
   3,660    Genesco Inc. ........................     5.50   04/15/05      2,779,513
                                                                         -----------

            Hospital/Nursing Management (0.1%)
   1,500    ARV Assisted Living, Inc. ...........     6.75   04/01/06        570,000
                                                                         -----------

            Industrial Machinery/Components
            (0.5%)
   2,300    Thermo Fibertek, Inc. - 144A*........     4.50   07/15/04      1,909,000
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Major U.S. Telecommunications (2.0%)
 $ 3,700    Bell Atlantic Financial
             Service - 144A*
             (exchangeable into Cable & Wireless
             Communications common stock)........     4.25%  09/15/05    $ 4,039,475
   3,700    Bell Atlantic Financial
             Service - 144A*
             (exchangeable into Telecom
             Corporation of New Zealand common
             stock)..............................     5.75   04/01/03      3,926,625
                                                                         -----------
                                                                           7,966,100
                                                                         -----------

            Managed Health Care (1.0%)
   4,400    Concentra Managed Care, Inc. ........     4.50   03/15/03      4,133,492
                                                                         -----------

            Medical Equipment & Supplies (0.3%)
   1,540    ThermoTrex Corp. ....................     3.25   11/01/07      1,019,326
                                                                         -----------

            Other Telecommunications (0.0%)
     750    SA Telecommunications, Inc. - 144A*
            (a)..................................    10.00   08/15/06         22,500
                                                                         -----------

            Real Estate Investment Trusts (1.5%)
   2,360    Capstar Hotel Corp. .................     4.75   10/15/04      1,771,652
   4,425    Healthcare Realty Trust (New)........     6.55   03/14/02      3,938,339
                                                                         -----------
                                                                           5,709,991
                                                                         -----------

            Rental/Leasing Companies (0.9%)
   4,000    Financial Federal Corp. .............     4.50   05/01/05      3,470,160
                                                                         -----------

            Shoe Manufacturing (0.9%)
   3,890    Nine West Group, Inc. ...............     5.50   07/15/03      3,656,600
                                                                         -----------

            TOTAL CONVERTIBLE BONDS
            (Identified Cost $45,389,344).............................    41,220,986
                                                                         -----------

            NON-CONVERTIBLE BONDS (21.8%)
            Broadcasting (2.2%)
   3,000    JCAC Inc. ...........................    10.125  06/15/06      3,300,000
   5,060    Young Broadcasting Corp. ............    11.75   11/15/04      5,426,850
                                                                         -----------
                                                                           8,726,850
                                                                         -----------
            Building Materials (0.8%)
   2,850    USG Corp. (Series B).................     9.25   09/15/01      3,021,513
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Cable Television (7.8%)
 $12,950    Continental Cablevision, Inc. .......    11.00%  06/01/07    $13,756,008
  14,060    Groupe Videotron Ltee (Canada).......    10.625  02/15/05     14,977,696
   2,000    Tele-Communications, Inc. ...........     9.25   04/15/02      2,189,740
                                                                         -----------
                                                                          30,923,444
                                                                         -----------

            Cellular Telephone (0.4%)
   1,300    Sprint Spectrum L.P..................    11.00   08/15/06      1,497,119
                                                                         -----------

            Clothing/Shoe/Accessory Stores (0.5%)
   1,950    Thrifty PayLess Holdings, Inc. ......    12.25   04/15/04      2,068,229
                                                                         -----------

            Entertainment & Leisure (0.6%)
   2,000    Time Warner Entertainment Co. .......     9.625  05/01/02      2,205,340
                                                                         -----------

            Food Chains (1.1%)
   4,000    Carr-Gottstein Foods Corp. ..........    12.00   11/15/05      4,560,000
                                                                         -----------

            Managed Health Care (1.2%)
   4,800    Healthsouth Corp. ...................     9.50   04/01/01      4,896,000
                                                                         -----------

            Metals Fabrications (0.7%)
   2,900    Ivaco, Inc. (Canada).................    11.50   09/15/05      2,958,000
                                                                         -----------

            Newspapers (1.1%)
   3,000    Garden State Newspapers, Inc. .......    12.00   07/01/04      3,266,250
   1,000    Hollinger International Publishing,
            Inc. ................................     9.25   02/01/06      1,045,000
                                                                         -----------
                                                                           4,311,250
                                                                         -----------
            Paper (1.1%)
   4,200    SD Warren Co. (Series B).............    12.00   12/15/04      4,541,250
                                                                         -----------

            Printing/Forms (0.6%)
   2,200    Big Flower Press, Inc. ..............     8.875  07/01/07      2,233,000
                                                                         -----------

            Specialty Chemicals (1.8%)
   6,960    Huntsman Polymers Corp. .............    11.75   12/01/04      7,308,000
                                                                         -----------

            Steel/Iron Ore (0.8%)
   3,000    AK Steel Corp. ......................    10.75   04/01/04      3,120,930
                                                                         -----------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

PORTFOLIO OF INVESTMENTS March 31, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN                                          COUPON    MATURITY
THOUSANDS                                           RATE       DATE         VALUE
-------------------------------------------------------------------------------------
            Textiles (1.1%)
 $ 4,300    Dan River, Inc. .....................    10.125% 12/15/03   $  4,423,625
                                                                        ------------

            TOTAL NON-CONVERTIBLE BONDS
            (Identified Cost $89,355,488).............................    86,794,550
                                                                        ------------

            TOTAL CORPORATE BONDS
            (Identified Cost $134,744,832)............................   128,015,536
                                                                        ------------

            SHORT-TERM INVESTMENT (0.0%)
            REPURCHASE AGREEMENT
     183    The Bank of New York (dated 03/31/98;
            proceeds $182,910) (b)
            (Identified Cost $182,886)...........     4.875  04/01/99        182,886
                                                                        ------------

            TOTAL INVESTMENTS
            (Identified Cost $406,326,316) (c).................  99.2%   394,856,060

            OTHER ASSETS IN EXCESS OF LIABILITIES..............   0.8      3,001,623
                                                                -----   ------------

            NET ASSETS........................................  100.0%  $397,857,683
                                                                =====   ============

---------------------

ADR  American Depository Receipt.
 *   Resale is restricted to qualified institutional investors.
++ Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(a)  Non-income producing security; bond in default.
(b)  Collateralized by $24,000 U.S. Treasury Note 8.125% due
     08/15/21 valued at $30,653; $38,000 U.S. Treasury Note
     6.625% due 04/30/02 valued at $40,624; $31,000 U.S. Treasury
     Note 4.50% due 09/30/00 valued at $30,772; $35,000 U.S.
     Treasury Note 6.375% due 08/15/02 valued at $36,545; $9,898
     U.S. Treasury Note 7.75% due 12/31/99 valued at $10,299 and
     $36,168 U.S. Treasury Note 8.50% due 02/15/00 valued at
     $37,649.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $32,951,278 and the aggregate gross unrealized depreciation is $44,421,534, resulting in net unrealized depreciation of $11,470,256.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $406,326,316)..........  $394,856,060
Receivable for:
    Interest.............................     3,221,394
    Dividends............................       645,031
    Investments sold.....................       366,682
    Shares of beneficial interest sold...       288,119
Deferred organizational expenses.........        73,224
Prepaid expenses and other assets........       101,297
                                           ------------
    TOTAL ASSETS.........................   399,551,807
                                           ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest
     repurchased.........................       748,471
    Plan of distribution fee.............       356,718
    Investment management fee............       276,754
    Investments purchased................       156,381
    Dividends and distributions to
     shareholders........................        89,920
Accrued expenses and other payables......        65,880
                                           ------------
    TOTAL LIABILITIES....................     1,694,124
                                           ------------
    NET ASSETS...........................  $397,857,683
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $402,389,768
Net unrealized depreciation..............   (11,470,256)
Accumulated undistributed net investment
 income..................................     1,770,719
Accumulated undistributed net realized
 gain....................................     5,167,452
                                           ------------
    NET ASSETS...........................  $397,857,683
                                           ============
CLASS A SHARES:
Net Assets...............................  $ 11,931,333
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     1,078,941
    NET ASSET VALUE PER SHARE............        $11.06
                                           ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value)........................        $11.67
                                           ============
CLASS B SHARES:
Net Assets...............................  $379,851,596
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    34,336,400
    NET ASSET VALUE PER SHARE............        $11.06
                                           ============
CLASS C SHARES:
Net Assets...............................    $5,314,627
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       481,396
    NET ASSET VALUE PER SHARE............        $11.04
                                           ============
CLASS D SHARES:
Net Assets...............................      $760,127
Shares Outstanding (unlimited authorized,
 $.01 par value).........................        68,726
    NET ASSET VALUE PER SHARE............        $11.06
                                           ============

STATEMENT OF OPERATIONS
For the six months ended March 31, 1999 (unaudited)
NET INVESTMENT INCOME:
INCOME
Dividends................................  $  7,338,666
Interest.................................     6,433,220
                                           ------------

    TOTAL INCOME.........................    13,771,886
                                           ------------
EXPENSES
Plan of distribution fee (Class A
 shares).................................        13,117
Plan of distribution fee (Class B
 shares).................................     2,024,135
Plan of distribution fee (Class C
 shares).................................        28,849
Investment management fee................     1,624,652
Transfer agent fees and expenses.........       209,447
Registration fees........................        50,745
Shareholder reports and notices..........        40,495
Custodian fees...........................        27,880
Professional fees........................        22,395
Organizational expenses..................        16,312
Trustees' fees and expenses..............         6,247
Other....................................        10,136
                                           ------------

    TOTAL EXPENSES.......................     4,074,410
                                           ------------

    NET INVESTMENT INCOME................     9,697,476
                                           ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain........................    10,186,218
Net change in unrealized depreciation....    14,507,362
                                           ------------

    NET GAIN.............................    24,693,580
                                           ------------

NET INCREASE.............................  $ 34,391,056
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                        MONTHS ENDED      FOR THE YEAR
                                                         MARCH 31,           ENDED
                                                            1999       SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................   $ 9,697,476       $ 17,990,954
Net realized gain....................................    10,186,218         21,800,391
Net change in unrealized appreciation/depreciation...    14,507,362        (68,902,232)
                                                        ------------      ------------

    NET INCREASE (DECREASE)..........................    34,391,056        (29,110,887)
                                                        ------------      ------------

DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income
    Class A shares...................................      (351,040)          (344,600)
    Class B shares...................................   (10,858,067)       (15,186,529)
    Class C shares...................................      (150,061)          (153,463)
    Class D shares...................................       (21,760)           (16,323)

Net realized gain
    Class A shares...................................      (671,285)          (264,926)
    Class B shares...................................   (24,998,744)       (18,061,378)
    Class C shares...................................      (346,036)           (92,820)
    Class D shares...................................       (40,395)            (1,956)
                                                        ------------      ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS................   (37,437,388)       (34,121,995)
                                                        ------------      ------------

Net increase (decrease) from transactions in shares
 of beneficial interest..............................   (32,326,015)       135,434,833
                                                        ------------      ------------

    NET INCREASE (DECREASE)..........................   (35,372,347)        72,201,951

NET ASSETS:
Beginning of period..................................   433,230,030        361,028,079
                                                        ------------      ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $1,770,719 and $3,454,171, respectively).........   $397,857,683      $433,230,030
                                                        ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Builder Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion daily net assets not exceeding $500 million and 0.725% of the portion of daily net assets in excees of $500 million. Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $17,711,799 at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $642,460 and $3,383, respectively and received $7,524 in front-end sales charges from sales of the

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued


Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for six months ended March 31, 1999 aggregated $68,334,626 and $123,748,895, respectively.

For the six months ended March 31, 1999, the Fund incurred $71,158 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1999, the Fund's receivable for investments sold included unsettled trades with DWR of $366,682.

For the six months ended March 31, 1999, the Fund incurred $2,175 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At March 31, 1999, the Fund's payable for investment purchased included an unsettled trade with Morgan Stanley & Co. $156,381.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $8,450.

5. FEDERAL INCOME TAX STATUS

As of September 30, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. ACQUISITION OF TCW/DW INCOME AND GROWTH FUND

On February 25, 1999, the Trustees of the Fund and of TCW/DW Income and Growth Fund ("Income and Growth") approved a reorganization plan ("the Plan") whereby Income and Growth would be merged into the Fund. The Plan is subject to the consent of Income and Growth's shareholders. If approved, the assets of Income and Growth would be combined with the assets of the Fund and shareholders of Income and Growth would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Income and Growth.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

NOTES TO FINANCIAL STATEMENTS March 31, 1999 (unaudited) continued



7. SHARES OF BENEFICIAL INTEREST


Transactions in shares of beneficial interest were as follows:


                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                   MARCH 31, 1999                 SEPTEMBER 30, 1998
                                                              -------------------------       --------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   ------------
CLASS A SHARES
Sold........................................................     215,152   $  2,453,934           887,465   $ 11,197,972
Reinvestment of dividends and distributions.................      66,320        732,245            26,670        324,319
Redeemed....................................................    (103,523)    (1,178,559)          (94,880)    (1,168,724)
                                                              ----------   ------------       -----------   ------------
Net increase - Class A......................................     177,949      2,007,620           819,255     10,353,567
                                                              ----------   ------------       -----------   ------------
CLASS B SHARES
Sold........................................................   1,792,274     20,521,575        14,488,236    183,541,957
Reinvestment of dividends and distributions.................   2,678,797     29,578,736         2,214,603     27,031,378
Redeemed....................................................  (7,415,321)   (84,310,076)       (7,439,745)   (91,648,973)
                                                              ----------   ------------       -----------   ------------
Net increase (decrease) - Class B...........................  (2,944,250)   (34,209,765)        9,263,094    118,924,362
                                                              ----------   ------------       -----------   ------------
CLASS C SHARES
Sold........................................................      58,295        660,928           513,124      6,515,096
Reinvestment of dividends and distributions.................      39,651        437,022            17,520        213,338
Redeemed....................................................    (120,968)    (1,373,802)         (103,278)    (1,268,428)
                                                              ----------   ------------       -----------   ------------
Net increase (decrease) - Class C...........................     (23,022)      (275,852)          427,366      5,460,006
                                                              ----------   ------------       -----------   ------------
CLASS D SHARES
Sold........................................................      10,443        118,923            57,284        742,379
Reinvestment of dividends and distributions.................       3,947         43,578               492          6,014
Redeemed....................................................        (922)       (10,519)           (4,166)       (51,495)
                                                              ----------   ------------       -----------   ------------
Net increase - Class D......................................      13,468        151,982            53,610        696,898
                                                              ----------   ------------       -----------   ------------
Net increase (decrease) in Fund.............................  (2,775,855)  $(32,326,015)       10,563,325   $135,434,833
                                                              ==========   ============       ===========   ============

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                              FOR THE SIX          FOR THE YEAR            FOR THE YEAR          JUNE 26, 1996*
                                              MONTHS ENDED            ENDED                   ENDED                 THROUGH
                                            MARCH 31, 1999++   SEPTEMBER 30, 1998++   SEPTEMBER 30, 1997**++   SEPTEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------------

                                              (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period......      $  11.18             $  12.81                $  10.23               $  10.00
                                                --------             --------                --------               --------

Income (loss) from investment operations:
 Net investment income....................          0.25                 0.50                    0.46                   0.08
 Net realized and unrealized gain
   (loss).................................          0.64                (1.11)                   2.54                   0.23
                                                --------             --------                --------               --------

Total income (loss) from investment
 operations...............................          0.89                (0.61)                   3.00                   0.31
                                                --------             --------                --------               --------

Less dividends and distributions from:
 Net investment income....................         (0.31)               (0.43)                  (0.41)                 (0.08)
 Net realized gain........................         (0.70)               (0.59)                  (0.01)                    --
                                                --------             --------                --------               --------

Total dividends and distributions.........         (1.01)               (1.02)                  (0.42)                 (0.08)
                                                --------             --------                --------               --------

Net asset value, end of period............      $  11.06             $  11.18                $  12.81               $  10.23
                                                ========             ========                ========               ========

TOTAL INVESTMENT RETURN+..................          8.01%(1)            (5.29)%                 29.83%                  3.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................          1.90%(2)(3)          1.80%(3)                1.85%                  2.25%(2)

Net investment income.....................          4.46%(2)(3)          3.98%(3)                4.16%                  3.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...      $379,852             $416,909                $358,973               $148,142

Portfolio turnover rate...................            16%(1)               58%                     74%                     7%(1)


---------------------
 *  Commencement of operations.
** Prior to July 28, 1997 the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR        JULY 28, 1997*
                                                               MONTHS ENDED          ENDED               THROUGH
                                                              MARCH 31, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $ 11.18           $ 12.81               $12.20
                                                                  -------           -------               ------
Income (loss) from investment operations:
 Net investment income......................................         0.30              0.59                 0.12
 Net realized and unrealized gain (loss)....................         0.63             (1.12)                0.61
                                                                  -------           -------               ------
Total income (loss) from investment operations..............         0.93             (0.53)                0.73
                                                                  -------           -------               ------
Less dividends and distributions from:
 Net investment income......................................        (0.35)            (0.51)               (0.12)
 Net realized gain..........................................        (0.70)            (0.59)                  --
                                                                  -------           -------               ------
Total dividends and distributions...........................        (1.05)            (1.10)               (0.12)
                                                                  -------           -------               ------
Net asset value, end of period..............................      $ 11.06           $ 11.18               $12.81
                                                                  =======           =======               ======
TOTAL RETURN+...............................................         8.43%(1)         (4.67)%               5.95%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.16%(2)(3)       1.17%(3)             1.28%(2)
Net investment income.......................................         5.20%(2)(3)       4.61%(3)             5.77%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $11,931           $10,073               $1,047
Portfolio turnover rate.....................................           16%(1)            58%                  74%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $ 11.16           $ 12.80               $12.20
                                                                  -------           -------               ------
Income (loss) from investment operations:
 Net investment income......................................         0.25              0.50                 0.10
 Net realized and unrealized gain (loss)....................         0.64             (1.12)                0.61
                                                                  -------           -------               ------
Total income (loss) from investment operations..............         0.89             (0.62)                0.71
                                                                  -------           -------               ------
Less dividends and distributions from:
 Net investment income......................................        (0.31)            (0.43)               (0.11)
 Net realized gain..........................................        (0.70)            (0.59)                  --
                                                                  -------           -------               ------
Total dividends and distributions...........................        (1.01)            (1.02)               (0.11)
                                                                  -------           -------               ------
Net asset value, end of period..............................      $ 11.04           $ 11.16               $12.80
                                                                  =======           =======               ======
TOTAL RETURN+...............................................         8.01%(1)         (5.38)%               5.79%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.93%(2)(3)       1.92%(3)             1.98%(2)
Net investment income.......................................         4.43%(2)(3)       3.86%(3)             4.61%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $ 5,315           $ 5,630               $  987
Portfolio turnover rate.....................................           16%(1)            58%                  74%


---------------------
 *  The date share were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR        JULY 28, 1997*
                                                               MONTHS ENDED          ENDED               THROUGH
                                                              MARCH 31, 1999   SEPTEMBER 30, 1998   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................      $11.18             $12.82               $12.20
                                                                  ------             ------               ------
Income (loss) from investment operations:
 Net investment income......................................        0.31               0.64                 0.12
 Net realized and unrealized gain (loss)....................        0.63              (1.15)                0.62
                                                                  ------             ------               ------
Total income (loss) from investment operations..............        0.94              (0.51)                0.74
                                                                  ------             ------               ------
Less dividends and distributions from:
 Net investment income......................................       (0.36)             (0.54)               (0.12)
 Net realized gain..........................................       (0.70)             (0.59)                  --
                                                                  ------             ------               ------
Total dividends and distributions...........................       (1.06)             (1.13)               (0.12)
                                                                  ------             ------               ------
Net asset value, end of period..............................      $11.06             $11.18               $12.82
                                                                  ======             ======               ======
TOTAL RETURN+...............................................        8.55%(1)          (4.46)%               5.98%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................        0.93%(2)(3)        0.92%(3)             0.96%(2)
Net investment income.......................................        5.43%(2)(3)        4.86%(3)             5.41%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $760               $618                  $21
Portfolio turnover rate.....................................          16%(1)             58%                  74%

---------------------
 *  The date share were first issued.
 ++  The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

MORGAN STANLEY
DEAN WITTER
INCOME BUILDER FUND





SEMIANNUAL REPORT
MARCH 31, 1999